Events After the Reporting Period - Additional Information (Details) € in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 01, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jan. 31, 2022 EUR (€) shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Currency conversion rate	111.38%
RotoSports, Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Acquisition-related costs on legal and consulting fees			$ 500
Major Business Combination | RotoSports, Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of voting equity interests acquired		100.00%
Cash consideration		$ 13,500
Unregistered ordinary shares issued | shares		451,264
Purchase consideration due on first anniversary		$ 2,500
Purchase consideration due on second anniversary		$ 5,300
Percentage of deferred payments		50.00%
Major Business Combination | NDC Media
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of voting equity interests acquired	100.00%			100.00%
Aggregate purchase price	$ 13,920			€ 2,500
Cash consideration	1,140			10,000
Cash on hand	$ 2,860			€ 2,500
Unregistered ordinary shares issued | shares	269,294			269,294
Purchase consideration due on first anniversary	$ 21,850			€ 19,000
Purchase consideration due on second anniversary	$ 32,800			€ 28,500
Percentage of deferred payments	50.00%			50.00%
Acquisition-related costs on legal and consulting fees		$ 300